Stock Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Fair Value Option Award

The Company is currently using the Black-Scholes option-pricing model to determine the fair value of all its option grants. For option grants for the year ended December 31, 2012 and 2011, the following assumptions were used:

	Year Ended December 31,
	2012	2011

Risk-free interest rate	0.69% – 1.64%	N/A

Expected volatility	88.17% – 115.21%	N/A

Expected option term (years)	5.20 – 10.00	N/A

Expected dividend yield	0.00%	N/A

Summarizes Stock Option Activity

The following table summarizes the activity of Company’s stock option plan for the period January 1, 2013 to March 31, 2013:

	Stock Options	Weighted Average Exercise Price
Outstanding, January 1, 2013	2,128,264	$3.00
Granted	—	—
Exercised	—	—
Cancelled	—	—

Outstanding, March 31, 2013	2,128,264	$3.00

Exercisable, March 31, 2013	301,784	$3.60

The following table summarizes the activity of Company’s stock option plan for the period January 1, 2012 to December 31, 2012:

	Stock Options	Weighted Average Exercise Price
Outstanding, January 1, 2012	—	—
Granted	2,128,264	3.00
Exercised	—	—
Cancelled	—	—

Outstanding, December 31, 2012	2,128,264	$3.00

Exercisable, December 31, 2012	157,221	$3.30

Predecessor
Schedule of Fair Value Option Award

For option grants for the year ended December 31, 2012 and 2011, the following assumptions were used:

	Year Ended December 31,
	2012	2011
Weighted average risk-free interest rate	1.01%	1.76%
Weighted average expected volatility	75.96%	105.06%
Weighted average expected term (years)	5.96	5.51
Weighted average expected dividend yield	0.00%	0.00%